Shareholder Report, Holdings (Details) - C000258071 [Member]	Jan. 31, 2026
iShares Global 100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
iShares S&P 100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Domestic ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%